FIXED ASSETS (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Machinery and equipment (2-10 years)	$ 302,775	$ 308,880
Leasehold improvements (5-20 years)	276,112	276,112
Furniture and fixtures (3-10 years)	154,079	175,237
Software and websites (3- 7 years)	35,830	35,830
Less: accumulated depreciation	(654,257)	(662,855)	$ (796,481)
Property and equipment, net	114,539	133,204	$ 285,415
Purchased [Member]
Machinery and equipment (2-10 years)	260,094	251,699
Leasehold improvements (5-20 years)	276,112	276,112
Furniture and fixtures (3-10 years)	59,059	73,977
Software and websites (3- 7 years)	35,830	35,830
Less: accumulated depreciation	(516,556)	(504,414)
Property and equipment, net	114,539	133,204
Capital Leases [Member]
Machinery and equipment (2-10 years)	42,681	57,181
Leasehold improvements (5-20 years)	0	0
Furniture and fixtures (3-10 years)	95,020	101,260
Software and websites (3- 7 years)	0	0
Less: accumulated depreciation	(137,701)	(158,441)
Property and equipment, net	$ 0	$ 0